TRADE ACCOUNTS AND NOTES RECEIVABLE, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET
Trade accounts receivable	€ 10,992	€ 11,363
Notes receivable	615	667
Less: allowance for doubtful accounts	(742)	(722)
Total	10,864	11,307
Less current portion	(10,864)	(11,307)
Bad debt expense:
Bad debt expense	€ 2	€ 87	€ 84